Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net and comprehensive loss	$ 6,600	$ 4,927
Temporary differences of expense in connection with employee benefits	18	34
Deferred tax assets before valuation allowance	6,618	4,961
Valuation allowance	(6,618)	(4,961)
Deferred tax assets